          U.S. SECURITIES AND EXCHANGE COMMISSION
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                  Washington, D.C. 20549                      OMB APPROVAL
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                        FORM 24F-2                    OMB Number: 3235-0456
             ANNUAL NOTICE OF SECURITIES SOLD         Expires: April 30, 1998
                                                      Estimated average burden
                  PURSUANT TO RULE 24f-2              hours per response......0
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            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:  The Legends Fund, Inc.
                                  515 West Market Street, 8th Floor
                                  Louisville, KY 40202

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  2. Name of each series or class of funds for which this notice is filed:
     Morgan Stanley Worldwide High Income Portfolio
     ARM Capital Advisors Money Market Portfolio
     Zweig Asset Allocation Portfolio
     Morgan Stanley Asian Growth Portfolio
     Dreman Value Portfolio
     Zweig Equity (Small Cap) Portfolio
     Pinnacle Fixed Income Portfolio
     Renaissance Balanced Portfolio
     Harris Bretall Equity Growth Portfolio
     Nicholas-Applegate Balanced Portfoliio

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  3. Investment Company Act File Number:  811-7084


     Securities Act File Number:  33-50434
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  4. Last day of fiscal year for which this notice is filed:  June 30, 1997

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

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  9. Number and aggregate sale price of securities sold during the fiscal year:

     0 Shares; $0

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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      0 Shares; $0

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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $       0
                                                                ----------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +
                                                                ----------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -       0
                                                                ----------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +
                                                                ----------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                                0
                                                                ----------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x  1/3300
                                                                ----------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi)]:
                                                                ==========

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Kevin Howard, Secretary
                               ---------------------------------
                                     Kevin Howard, Secretary
                               ---------------------------------

      Date   10/17/97
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  *Please print the name and title of the signing officer below the signature.
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